Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Growth ETF
March 31, 2025
LGG-NPRT3-0525
1.9910062.100
Common Stocks - 98.8%
	Shares	Value ($)
UNITED STATES - 98.8%
Communication Services - 13.8%
Entertainment - 2.6%
Netflix Inc (b)	60,969	56,855,422
ROBLOX Corp Class A (b)	339,651	19,798,257
Spotify Technology SA (b)	5,624	3,093,368
		79,747,047
Interactive Media & Services - 11.2%
Alphabet Inc Class A	653,055	100,988,425
Alphabet Inc Class C	593,439	92,712,975
Meta Platforms Inc Class A	248,930	143,473,295
		337,174,695
Consumer Discretionary - 16.0%
Automobiles - 2.7%
Tesla Inc (b)	309,718	80,266,517
Broadline Retail - 6.1%
Amazon.com Inc (b)	964,547	183,514,712
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	8,770	2,723,436
Hotels, Restaurants & Leisure - 2.8%
Airbnb Inc Class A (b)	170,253	20,338,423
Booking Holdings Inc	5,125	23,610,414
Carnival Corp (b)	27,249	532,173
Chipotle Mexican Grill Inc (b)	6,723	337,562
DoorDash Inc Class A (b)	122,528	22,394,443
Expedia Group Inc Class A	105,052	17,659,241
Global Business Travel Group I Class A (b)(c)	32,245	234,098
		85,106,354
Household Durables - 0.5%
Garmin Ltd	72,353	15,710,007
Specialty Retail - 3.9%
Abercrombie & Fitch Co Class A (b)	197,409	15,076,125
Bath & Body Works Inc	375,646	11,389,587
Carvana Co Class A (b)	69,421	14,514,543
Home Depot Inc/The	134,437	49,269,816
TJX Cos Inc/The	216,720	26,396,496
Williams-Sonoma Inc	198	31,304
		116,677,871
TOTAL CONSUMER DISCRETIONARY		483,998,897

Consumer Staples - 1.7%
Beverages - 0.2%
Coca-Cola Co/The	22,217	1,591,182
Coca-Cola Consolidated Inc	1,877	2,533,950
PepsiCo Inc	16,830	2,523,490
		6,648,622
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	33,241	31,438,673
Target Corp	19,496	2,034,603
		33,473,276
Household Products - 0.0%
Clorox Co/The	102	15,019
Tobacco - 0.4%
Philip Morris International Inc	67,873	10,773,481
TOTAL CONSUMER STAPLES		50,910,398

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Inc	81,302	18,813,284
ConocoPhillips	163,717	17,193,559
Hess Corp	1,558	248,859
Texas Pacific Land Corp	590	781,744
		37,037,446
Financials - 6.8%
Capital Markets - 1.4%
Charles Schwab Corp/The	232,369	18,189,846
Coinbase Global Inc Class A (b)	66	11,367
Morgan Stanley	24,184	2,821,547
Morningstar Inc	9,006	2,700,629
MSCI Inc	31,994	18,092,607
S&P Global Inc	3,256	1,654,374
Tradeweb Markets Inc Class A	15	2,227
		43,472,597
Consumer Finance - 0.6%
American Express Co	63,037	16,960,105
Financial Services - 4.4%
Mastercard Inc Class A	123,150	67,500,978
PayPal Holdings Inc (b)	196,551	12,824,953
Visa Inc Class A	150,365	52,696,918
		133,022,849
Insurance - 0.4%
Progressive Corp/The	37,903	10,726,927
TOTAL FINANCIALS		204,182,478

Health Care - 7.8%
Biotechnology - 3.2%
AbbVie Inc	163,117	34,176,274
Exelixis Inc (b)	449,806	16,606,838
Gilead Sciences Inc	146,772	16,445,803
Incyte Corp (b)	252,441	15,285,302
Natera Inc (b)	97,609	13,802,888
		96,317,105
Health Care Equipment & Supplies - 0.0%
Intuitive Surgical Inc (b)	8,789	4,352,928
Health Care Providers & Services - 0.8%
Option Care Health Inc (b)	70,962	2,480,121
UnitedHealth Group Inc	39,994	20,946,858
		23,426,979
Life Sciences Tools & Services - 0.2%
Illumina Inc (b)	60,767	4,821,254
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	107,810	6,575,332
Eli Lilly & Co	72,791	60,118,815
Merck & Co Inc	463,513	41,604,927
		108,299,074
TOTAL HEALTH CARE		237,217,340

Industrials - 6.2%
Aerospace & Defense - 0.2%
Axon Enterprise Inc (b)	2,623	1,379,567
Lockheed Martin Corp	8,499	3,796,588
		5,176,155
Building Products - 1.0%
Allegion plc	85,969	11,215,516
Trane Technologies PLC	56,625	19,078,095
		30,293,611
Commercial Services & Supplies - 0.8%
Cintas Corp	119,745	24,611,190
Construction & Engineering - 0.5%
EMCOR Group Inc	41,161	15,214,340
Valmont Industries Inc	1,245	355,286
		15,569,626
Ground Transportation - 2.0%
CSX Corp	341,075	10,037,837
Lyft Inc Class A (b)	1,341,252	15,920,661
Uber Technologies Inc (b)	439,711	32,037,344
Union Pacific Corp	180	42,523
		58,038,365
Machinery - 0.0%
Mueller Water Products Inc Class A1	56,088	1,425,757
Passenger Airlines - 0.0%
United Airlines Holdings Inc (b)	2,426	167,515
Professional Services - 1.7%
Automatic Data Processing Inc	96,529	29,492,505
Booz Allen Hamilton Holding Corp Class A	106,529	11,140,803
Leidos Holdings Inc	76,633	10,340,857
		50,974,165
TOTAL INDUSTRIALS		186,256,384

Information Technology - 44.7%
Communications Equipment - 0.8%
Arista Networks Inc	310,871	24,086,285
Motorola Solutions Inc	1,215	531,939
		24,618,224
Electronic Equipment, Instruments & Components - 0.5%
Zebra Technologies Corp Class A (b)	54,407	15,373,242
IT Services - 0.1%
Twilio Inc Class A (b)	21,883	2,142,564
Semiconductors & Semiconductor Equipment - 16.3%
Advanced Micro Devices Inc (b)	95,670	9,829,136
Applied Materials Inc	187,795	27,252,810
Broadcom Inc	599,085	100,304,802
Credo Technology Group Holding Ltd (b)	46,158	1,853,705
KLA Corp	36,913	25,093,457
NVIDIA Corp	2,714,906	294,241,513
QUALCOMM Inc	225,494	34,638,133
		493,213,556
Software - 14.6%
Adobe Inc (b)	90,133	34,568,709
AppLovin Corp Class A (b)	34,656	9,182,800
Atlassian Corp Class A (b)	87,802	18,632,462
Autodesk Inc (b)	15,640	4,094,552
Commvault Systems Inc (b)	37,334	5,889,812
Fortinet Inc (b)	225,827	21,738,107
HubSpot Inc (b)	31,211	17,830,532
Intuit Inc	6,141	3,770,513
Microsoft Corp	777,793	291,975,715
Oracle Corp	75,351	10,534,823
Palantir Technologies Inc Class A (b)	60,266	5,086,450
Salesforce Inc	46,280	12,419,701
Servicenow Inc (b)	6,320	5,031,605
Tenable Holdings Inc (b)	2,221	77,691
Teradata Corp (b)	360	8,093
		440,841,565
Technology Hardware, Storage & Peripherals - 12.4%
Apple Inc	1,692,868	376,036,769
TOTAL INFORMATION TECHNOLOGY		1,352,225,920

Materials - 0.2%
Chemicals - 0.2%
Ecolab Inc	22,409	5,681,130
Real Estate - 0.4%
Specialized REITs - 0.4%
American Tower Corp	54,863	11,938,189
TOTAL UNITED STATES		2,986,369,924
TOTAL COMMON STOCKS (Cost $2,073,216,182)		2,986,369,924

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025	4.26	300,000	299,187
US Treasury Bills 0% 5/22/2025 (e)	4.23	720,000	715,691
US Treasury Bills 0% 5/8/2025 (e)	4.26 to 4.28	3,220,000	3,205,985
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,220,919)			4,220,863

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	33,577,181	33,583,896
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	248,750	248,775
TOTAL MONEY MARKET FUNDS (Cost $33,832,671)			33,832,671

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,111,269,772)	3,024,423,458
NET OTHER ASSETS (LIABILITIES) - 0.0%	129,716
NET ASSETS - 100.0%	3,024,553,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	118	Jun 2025	33,354,175	(303,014)	(303,014)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,885,577.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,135,313	550,286,007	561,837,424	948,721	-	-	33,583,896	33,577,181	0.1%
Fidelity Securities Lending Cash Central Fund	5,211,375	56,750,768	61,713,368	742	-	-	248,775	248,750	0.0%
Total	50,346,688	607,036,775	623,550,792	949,463	-	-	33,832,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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